INVESTMENTS, DEBT AND DERIVATIVES	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
INVESTMENTS, DEBT AND DERIVATIVES	FINANCING ACTIVITIES OF THE GROUPINVESTMENTS, DEBT AND DERIVATIVES
INVESTMENTS AND DERIVATIVES
The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2021	2020

At fair value
Derivatives not designated as hedges	—	20
Derivatives designated as net investment hedges	—	3
Other investments	37	8
	37	31

At amortized cost
Security deposits and cash collateral	49	325
Other investments	99	39
	148	364

Total investments and derivatives	185	395
Non-current	99	305
Current	86	90

Security deposits
The ex-Warid license renewal was due in May 2019. Pursuant to directions from the Islamabad High Court, the Pakistan Telecommunication Authority (“PTA”) issued a license renewal decision on July 22, 2019 requiring payment of US$40 per MHz for 900 MHz spectrum and US$30 per MHz for 1800 MHz spectrum, equating to an aggregate price of approximately US$450 (excluding applicable taxes of approximately 13%). On August 17, 2019, Jazz appealed the PTA’s order to the Islamabad High Court. On August 21, 2019, the Islamabad High Court suspended the PTA’s order pending the outcome of the appeal and subject to Jazz making payment in the form of security (under protest) as per the options given in the PTA’s order.
In September 2019, Jazz deposited approximately US$225 in order to maintain its appeal in the Islamabad High Court regarding the PTA's underlying decision on the license renewal. There were no specific terms and conditions attached to the deposit. The deposit is recorded as a non-current financial asset in the statement of financial position.
In May, 2020 a further US$57 was paid under protest, presented within 'Receipts from / (payment on) deposits' in the statement of cash flows. The most recent hearing on this matter was concluded before the Islamabad High Court on March 1, 2021.
On July 19, 2021, Islamabad High Court dismissed Jazz's appeal. Based on the dismissal of appeal by the court, subsequent legal opinion obtained and acceptance of the total license price, the license was recognized and accordingly the security deposit balance of was also adjusted against the license fee payable.
DEBT AND DERIVATIVES
The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2021	2020

At fair value
Derivatives not designated as hedges	4	52
Derivatives designated as net investment hedges	4	1
	8	53

At amortized cost
Principal amount outstanding	7,595	7,678
Interest accrued	86	85
Discounts, unamortized fees, hedge basis adjustment	(15)	(5)
Bank loans and bonds	7,666	7,758

Lease liabilities	2,667	1,912
Put-option liability over non-controlling interest	16	273
Other financial liabilities*	289	91
	10,638	10,034

Total debt and derivatives	10,646	10,087
Non-current	9,404	8,832
Current	1,242	1,255

.*Certain comparative amounts have been reclassified, refer to Note 24 for further details.
Bank loans and bonds
The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2021	2020

VEON Holdings	Loans	None	RUB	7.35% to 7.50%	2021	—	812
VEON Holdings	Loans	None	RUB	CBR key rate + 2.20%	2021	—	677
VEON Holdings	Notes	PJSC VimpelCom	US$	7.50%	2022	417	417
VEON Holdings	Notes	None	US$	5.95% to 7.25%	2023	1,229	1,229
VEON Holdings	Notes	None	US$	4.95%	2024	533	533
VEON Holdings	Loan	None	RUB	CBR key rate + 1.85%	2025	404	406
VEON Holdings	Notes	None	US$	4.00%	2025	1,000	1,000
VEON Holdings	Notes	None	RUB	6.30% to 6.50%	2025	404	406
VEON Holdings	Notes	None	RUB	8.13%	2026	269	—
VEON Holdings	Notes	None	US$	3.38%	2027	1,250	1,250
VEON Finance Ireland DAC	Loans	VEON Holdings	RUB	CBR key rate + 1.90% to 2.15%	2026	807	—
VEON Finance Ireland DAC	Loan	VEON Holdings	RUB	10.10%	2026	404	—
PJSC VimpelCom, via VIP Finance Ireland	Notes	None	US$	7.75%	2021	—	262
PMCL	Loans	None	PKR	6M KIBOR +0.35%	2022	24	80
PMCL	Loans	None	PKR	6M KIBOR + 0.55%	2026	272	273
PMCL	Loan	None	PKR	3M KIBOR + 0.55%	2028	28	—
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2028	85	—
PMCL	Loan	None	PKR	3M KIBOR + 0.88%	2031	57	—
PJSC Kyivstar	Loan	None	UAH	NBU Key rate + 3.00%	2023	61	56
PJSC Kyivstar	Loan	VEON Holdings	UAH	NBU Key rate + 3.50%	2024	47	—
PJSC Kyivstar	Loan	VEON Holdings	UAH	Treasury Bill Rate + 3.00%	2024	50	—
PJSC Kyivstar	Loans	None	UAH	10.15% to 11.00%	2023-2025	97	85
Banglalink	Loans	None	BDT	Average bank deposit rate + 4.25%	2022	46	80

	Other bank loans and bonds					111	112

	Total bank loans and bonds					7,595	7,678
SIGNIFICANT CHANGES IN DEBT AND DERIVATIVES
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2020	7,588	2,083	9,671

Cash flows
Proceeds from borrowings, net of fees paid	4,621	—	4,621
Repayment of debt	(4,054)	(297)	(4,351)
Interest paid	(494)	(146)	(640)
Repayment of debt relating to Algeria discontinued operations	—	(25)	(25)
Interest paid relating to Algeria discontinued operations	—	(4)	(4)

Non-cash movements
Interest and fee accruals	546	156	702
Lease additions, disposals, impairment and modifications	—	432	432
Foreign currency translation	(398)	(286)	(684)
Other non-cash movements	(51)	—	(51)

Balance as of December 31, 2020	7,758	1,913	9,671

Cash flows
Proceeds from borrowings, net of fees paid	2,090	—	2,090
Repayment of debt	(2,129)	(337)	(2,466)
Interest paid	(472)	(147)	(619)

Non-cash movements
Interest and fee accruals	513	144	657
Lease additions, disposals, impairment and modifications	—	1,224	1,224
Held for sale - Note 10	—	(122)	(122)
Foreign currency translation	(68)	(8)	(76)
Other non-cash movements	(26)	—	(26)

Balance as of December 31, 2021	7,666	2,667	10,333
FINANCING ACTIVITIES 2021
Acquisition of minority stake in PMCL
In March 2021, VEON successfully concluded the acquisition of the 15% minority stake in Pakistan Mobile Communications Limited ("PMCL"), its operating company in Pakistan, from the Dhabi Group for US$273. This transaction follows the Dhabi Group’s exercise of its put option in September 2020 and gives VEON 100% ownership of PMCL. The transaction is presented within 'Acquisition of non-controlling interest' within the Consolidated Statement of Cash Flows.

VEON entered into a US$1,250 multi-currency revolving credit facility agreement

In March 2021, VEON successfully entered into a new multi-currency revolving credit facility agreement (the “RCF”) of US$1,250. The RCF replaced the revolving credit facility signed in February 2017, which is now cancelled. The RCF has an initial tenor of three years, with VEON having the right to request two one year extensions, subject to lender consent. International banks from Asia, Europe and the US have committed to the RCF. The new RCF caters for USD LIBOR cessation with the secured overnight financing rate ("SOFR") administered by the Federal Reserve Bank of New York USA agreed as the replacement risk free rate with credit adjustment spreads agreed for interest periods with a one month, three months and six months tenor. SOFR will apply to interest periods commencing on and from October 31, 2021. VEON will have the option to make each drawdown in either U.S. dollars or euro.

PMCL enters into PKR 20 billion (US$131) loan facilities

In March 2021, PMCL successfully entered into a new PKR 15 billion (US$98) syndicated facility with MCB Bank as agent and PKR 5 billion (US$33) bilateral term loan facility with United Bank Limited. Both these floating rate facilities have a tenor of seven years.

VEON increases facility with Alfa Bank

In March 2021, VEON successfully amended and restated its existing RUB 30 billion (US$396) bilateral term loan agreement with Alfa Bank and increased the total facility size to RUB 45 billion (US$594), by adding a new floating rate tranche of RUB 15 billion (US$198). The new tranche has a five years term. In April 2021, the proceeds from Alfa Bank new tranche of RUB15 billion (US$198) were used to early repay RUB 15 billion (US$198) of loans from Sberbank, originally maturing in June 2023.
PMCL secures syndicated credit facility

In June 2021, PMCL secured a PKR 50 billion (US$320) syndicated credit facility from a banking consortium led by Habib Bank Limited. This ten years facility will be used to finance the company’s ongoing 4G network rollouts and technology upgrades, as well as to address upcoming maturities.

Global Medium Term Note Programme

In September 2021, VEON Holdings B.V. issued senior unsecured notes of RUB 20 billion (US$273), maturing in September 2026. The notes were issued under its existing Global Medium Term Note Programme with a Programme limit of US$6.5 billion, or the equivalent thereof in other currencies. The proceeds were used for early repayment of RUB 20 billion (US$273) of outstanding loans to Sberbank that were originally maturing in June 2023.

Loan agreement Alfa Bank

In December 2021, VEON Finance Ireland Designated Activity Company signed a RUB 45 billion (US$612) Term Facilities Agreement with Alfa Bank which includes a RUB 30 billion (US$408) fixed rate tranche and a RUB 15 billion (US$204) floating rate tranche, both with a maturity date of December 2026. The facilities are guaranteed by VEON Holdings B.V.. The proceeds from the Alfa Bank facilities have been used to finance intercompany loans to PJSC Vimpel-Com.

Loan agreement Sberbank

In December 2021, VEON Finance Ireland Designated Activity Company signed a RUB 45 billion (US$611) Term Facility Agreement with Sberbank with a floating rate. Maturity date of the facility is December 2026 and it is guaranteed by VEON Holdings B.V.. The proceeds from the Sberbank facility have been used to finance an intercompany loan to PJSC Vimpel-Com.

Alfa Bank loans repayment

In December 2021, VEON Holdings B.V. repaid RUB 45 billion (US$611) of outstanding loans to Alfa Bank, comprising of a RUB 30 billion loan (US$407) originally maturing in March 2025 and a RUB 15 billion (US$204) loan originally maturing in March 2026.

Sberbank loans repayment

In December 2021, VEON Holdings B.V. repaid RUB 45 billion (US$612) of outstanding loans to Sberbank, comprising of a RUB 15 billion (US$204) loan originally maturing in June 2023 and a RUB 30 billion (US$408) loan originally maturing in June 2024.

FINANCING ACTIVITIES IN 2020
Optional early redemption of US$600 million 3.95% Senior notes due June 2021
In December 2020, VEON Holdings B.V. completed optional early redemption of all of its outstanding US$600 3.95% Senior Notes due June 2021, pursuant to Condition 5.3 of the 2021 Notes. The Notes were redeemed in full at a redemption price equal to 101.00% of the principal amount thereof, plus accrued and unpaid interest and additional amounts due thereon.
Financing activities in Ukraine
In December 2020, VEON's operating company in Ukraine, Kyivstar, signed three bilateral unsecured loan agreements with Raiffeisen Bank Aval Joint Stock Company (“Raiffeisen”), Joint Stock Company Alfa Bank (“Alfa Bank”) and Joint Stock Company OTP Bank (“OTP”), for an aggregate amount of UAH4.1 billion (US$146). The loan agreement with Raiffeisen has a 5-year term with a fixed interest rate of 11.00%, and the loan agreements with Alfa Bank and OTP each have a 3-year term with a floating rate equal to NBU Key Rate + 3.00% and a fixed interest rate of 10.15% respectively.
Exercise of 15% PMCL put option
In September 2020, the Dhabi Group exercised its put option to sell us its 15% shareholding in PMCL, the Company’s subsidiary in Pakistan. VEON updated the fair value of its put option liability following the completion of an independent valuation process which determined a fair value for the shareholding of US$273, resulting in a gain of US$59 recorded in ‘Finance costs’ within the Consolidated Income Statement. During 2021, the transaction was completed and VEON indirectly owns 100% of PMCL.
Global Medium Term Note Programme
In April 2020, VEON Holdings B.V. established a Global Medium Term Note Programme for the issuance of bonds (the "GMTN Programme"), with a programme limit of US$6,500, or the equivalent thereof in other currencies. In June, September and November 2020, VEON Holdings B.V. issued senior unsecured notes of RUB20 billion (US$288), RUB10 billion (US$135) and US$1.25 billion, respectively, under the GMTN Programme, maturing in June 2025, September 2025 and November 2027.
Refinancing of loan agreement with VTB
In July 2020, VEON Holdings B.V. successfully refinanced its existing RUB30 billion (US$422), bilateral term loan agreement with VTB Bank. This refinancing extended the final maturity of the existing loan between VTB Bank and VEON Holdings B.V. to July 2025 and amended the interest cost from a fixed rate of 8.75% to floating rate equal to CBR Key Rate + 1.85%.
Refinancing of loan agreement with Sberbank
In June 2020, VEON Holdings B.V. entered into a new RUB bilateral term loan agreement with Sberbank. The agreement comprises four facilities for a total amount of RUB100 billion (US$1,450) with final maturity dates ranging between two and four years. Shortly after the agreement was signed, VEON Holdings B.V. fully utilized three facilities for a total amount of RUB87.5 billion (US$1,281) and used the proceeds to prepay all outstanding amounts under the Sberbank term facilities agreement signed in May 2017.

In July 2020, VEON drew down the remaining RUB12.5 billion available under the facility agreement. Subsequently, in September 2020, VEON repaid one of the facilities of RUB20 billion, originally maturing in June 2022, in full with no fees. The repaid facility cannot be re-borrowed.
Contingent consideration
In 2015, International Wireless Communications Pakistan Limited and Pakistan Mobile Communications Ltd (“PMCL”), each indirect subsidiaries of the Company, signed an agreement with Warid Telecom Pakistan LLC and Bank Alfalah Limited, to combine their operations in Pakistan. In July 2016, the transaction was closed and PMCL acquired 100% of the voting shares in Warid Telecom (Pvt) Limited (“Warid”) for a consideration of 15% of the shares in PMCL. As a result, VEON gained control over Warid.

As part of the share purchase agreement, an earn-out payment was agreed in the event that a tower transaction is effected by PMCL within four years from the acquisition date. The earn-out would also apply if another telecommunications operator in Pakistan effects a tower transaction, provided the transaction meets certain parameters, in the same timeframe. The contingent consideration would be settled with a transfer of PMCL shares.
As of June 2020, the probability of completion of a tower deal in Pakistan prior to the relevant deadline, upon which contingent consideration would be paid, became remote. As a result, the fair value of Contingent consideration was revised downwards to zero, with a corresponding gain of US$41 recognized in the consolidated income statement.
Extension and extinguishment of Banglalink syndicated loan
In April 2020, Banglalink Digital Communications Limited, a wholly-owned subsidiary, extended the maturity of its US$300 syndicated loan by an additional two years to 2022. Following this extension, VEON Digital Amsterdam B.V., the Company's wholly-owned subsidiary, acquired the loan from the original lenders, leading to extinguishment of this financial liability within VEON's consolidated financial statements. No material transactional costs were incurred.
Drawdowns under the Revolving Credit Facility
In March 2020, VEON Holdings B.V., the Company's wholly-owned subsidiary, executed two drawdowns under its existing revolving credit facility for an aggregate amount of US$600. Although these drawdowns are short-term in nature, VEON Holdings B.V. has an enforceable right to roll them over until final maturity date of the facility in February 2022. All outstanding drawdowns under this facility have been fully repaid during June 2020 (US$100) and July 2020 (US$500).
Refinancing of RUB debt - AO "Alfa Bank"
In March 2020, VEON Holdings B.V. amended and restated the existing facility with AO "Alfa Bank", increasing its size and utilization from RUB17.5 billion to RUB30 billion (US$165). Following this amendment and restatement, the final maturity of this facility has been set to March 2025.
GTH bonds prepayment
In February 2020, GTH Finance B.V., the Company’s subsidiary, repaid at par the US$500 6.25% bonds, originally maturing April, 2020.
US$300 tap issuance of existing senior notes
In January 2020, VEON Holdings B.V., issued US$300 in senior unsecured notes due 2025, which are consolidated and form a single series with the US$700 4.00% senior notes due in 2025 issued by VEON Holdings B.V. in October 2019. VEON used the net proceeds of the tap issuance to refinance certain existing outstanding debt.
FAIR VALUES
As of December 31, 2021, the carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table at the beginning of this note, with the exception of:

•'Bank loans and bonds, including interest accrued', for which fair value is equal to US$7,709 (2020: US$8,031); and
•'Lease liabilities', for which fair value has not been determined.

As of December 31, 2021 and December 31, 2020, all of the Group's financial instruments carried at fair value in the statement of financial position were measured based on Level 2 inputs, except for the Contingent consideration, for which fair value is classified as Level 3.
All movements in Contingent consideration in the years ended December 31, 2021 and 2020 relate to changes in fair value, which are unrealized, and are recorded in “Other non-operating gain / (loss)” within the consolidated income statement.
Fair values are estimated based on quoted market prices for our bonds, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile. Observable inputs (Level 2) used in valuation techniques include interbank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads.
On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Company is able to obtain the underlying input parameters when assessing the fair valuations. During the years ended December 31, 2021 and 2020, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.
HEDGE ACCOUNTING
The following table sets out the Company’s hedging instruments designated as net investment hedges as of December 31:

Hedging instruments *	Designated rate	Excluded component	Hedged item	Currency	Aggregated designated nominal value of hedged items, million
					2021		2020

Foreign currency forward contracts	Forward	foreign currency basis spread	PJSC VimpelCom	RUB	6,986	**	26,758	**

* Refer to the Debt and Derivatives section above in this Note for information regarding the carrying amounts of the hedging instruments.
** Hedging instruments have a weighted average term to maturity of less than 1 year as of December 31, 2021 (2020: 1 year ).
There is an economic relationship between the hedged net investments and the hedging instruments due to the translation risk inherent in the hedged items that matches the foreign exchange risk of the hedging instruments. The hedge ratio for each of the above relationships was set at 1:1 as the underlying risk of the hedging instruments is identical to the hedged risk and the nominal value of hedging instruments has not exceeded the amounts of respective net investments. Hedge ineffectiveness might arise from:
•the value of a net investment falling below the related designated nominal value of the hedging instrument, or
•counterparties’ credit risk impacting the hedging instrument but not the hedged net investment.
During the periods covered by these consolidated financial statements, the amount of ineffectiveness was immaterial.
During 2021, the Company recorded a loss of US$(18) on derivatives designated as net investment hedge.
Impact of hedge accounting on equity
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

	Foreign currency translation reserve	Cost of hedging reserve **

As of January 1, 2020	(8,312)	9

Foreign currency revaluation of the foreign operations and other	(615)	—
Effective portion of foreign currency revaluation of the hedging instruments *	178	—
Change in fair value of foreign currency basis spreads	—	7
Amortization of time-period related foreign currency basis spreads	—	(15)
Other movements in foreign currency translation reserve	(26)	—

As of December 31, 2020	(8,775)	1

Foreign currency revaluation of the foreign operations	(140)	—
Effective portion of foreign currency revaluation of the hedging instruments *	(18)	—
Change in fair value of foreign currency basis spreads	—	2
Amortization of time-period related foreign currency basis spreads	—	(3)
Other movements in foreign currency translation reserve	—	—

As of December 31, 2021	(8,933)	—
* Amounts represent the changes in fair value of the hedging instruments and closely approximate the changes in value of the hedged items used to recognize hedge ineffectiveness.
** Movements in the cost of hedging reserve are included within "Other" in respective section of statement of other comprehensive income.
ACCOUNTING POLICIES AND SOURCES OF ESTIMATION UNCERTAINTY

Put options over non-controlling interest
Put options over non-controlling interest of a subsidiary are accounted for as financial liabilities in the Company’s consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.
Derivative contracts
VEON enters into derivative contracts, including swaps and forward contracts, to manage certain foreign currency and interest rate exposures. Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss. Although some of the derivatives entered into by the Company have not been designated in hedge accounting relationships, they act as economic hedges and offset the underlying transactions when they occur.
Hedges of a net investment
The Company applies net investment hedge accounting to mitigate foreign currency translation risk related to the Company’s investments in foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income within the “Foreign currency translation” line item. Where the hedging instrument’s foreign currency retranslation is greater (in absolute terms) than that of the hedged item, the excess amount is recorded in profit or loss as ineffectiveness. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation. Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows within the line item where the underlying cash flows of the hedged item are recorded.
Fair value of financial instruments

All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note.
Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgment is required in establishing fair values. The judgments include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
Measurement of lease liabilities
Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor, or lease contracts which are cancellable by the Company immediately or on short notice. The Company includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.
The Company continuously assesses whether a revision of lease terms is required due to a change in management judgment regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, VEON considers all relevant facts and circumstances that creates an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.